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                    METLIFE INVESTORS USA INSURANCE COMPANY

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2004
                                      TO
                         PROSPECTUS DATED MAY 1, 2001

This will supplement the prospectus dated May 1, 2001, for the ForeSight (Form
137) Fixed and Variable Annuity issued by MetLife Investors USA Separate Account A and MetLife Investors USA Insurance Company (the "Company").

The following information is provided with respect to the Funds available under the Contract effective on and after May 1, 2004.

1. FEE AND EXPENSE TABLES

THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS.

Total Annual Investment                                                                         Minimum Maximum
-----------------------                                                                         ------- -------
Portfolio Operating Expenses (expenses that are deducted from Fund assets, including management
  fees and other expenses).....................................................................  0.40%   1.10%

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you surrender your contract at the end of the applicable time period:

        TIME          TIME             TIME            TIME
       1 YEAR        3 YEAR           5 YEAR         10 YEAR
(a)    971.88 (a)   1,373.83  (a)    1,780.94  (a)   3,006.33
(b)    901.82 (b)   1,163.37  (b)    1,430.01  (b)   2,306.37

(2) If you do not surrender or you annuitize your contract:

        TIME            TIME            TIME           TIME
       1 YEAR          3 YEAR          5 YEAR        10 YEAR
(a)    271.88 (a)      833.83 (a)    1,420.94  (a)   3,006.33
(b)    201.82 (b)      623.37 (b)    1,070.01  (b)   2,306.37

3. INVESTMENT PORTFOLIOS AVAILABLE UNDER THE CONTRACT.

The Contract offers the Funds which are listed below. Appendix A contains a summary of subadvisers and investment objectives for each Fund. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED. Additional Funds may be available in the future.

An investment adviser or subadviser of a Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Funds. The amount of this compensation is based on a percentage of assets of the Funds attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.



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AIM VARIABLE INSURANCE FUNDS (Series I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund

MET INVESTORS SERIES TRUST (Class A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the contract:

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (Class A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the contract:

   MFS(R) Total Return Portfolio
   State Street Research Bond Income Portfolio
   State Street Research Money Market Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

     MFS(R) New Discovery Series
     MFS(R) Investors Trust Series

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS 1)

Van Kampen Life Investment Trust is an open-end management investment company which offers shares in several separate portfolios. Van Kampen Asset Management is the investment adviser to each portfolio. The following Class 1 portfolios are available under the contract:

   Van Kampen Emerging Growth Fund
   Van Kampen Enterprise Fund

DISCONTINUED FUNDS. The following Funds are no longer available for allocation of new purchase payments or transfers of account value: (a) AIM Variable Insurance Funds (Class 1): AIM V.I. Balance Fund and AIM V.I. Premier
Equity Fund (closed May 1, 2004); (b) Federated Insurance Series (Primary Shares): Federated High Income Bond Fund II (closed May 1, 2004); (c) Oppenheimer Variable Annuity Funds (Class A): Oppenheimer Bond Fund VA and Oppenheimer Money Fund VA (closed May 1, 2004); (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed May 1, 2004); (e) Van Kampen Life Investment Trust (Class 1): Van Kampen Growth and Income Portfolio (closed May 1, 2004).

Effective as of May 1, 2004, the following Funds were replaced: (a) Federated Insurance Series (Primary Shares): Federated Equity Income Fund II was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Federated American Leaders Fund II was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; (b) Oppenheimer Variable Annuity Funds (Class A): Oppenheimer Main Street Fund VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust and Oppenheimer Strategic Bond Fund VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investor Series Trust.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

4. APPENDIX A
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



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AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I.  International  Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the contract:

Lord Abbett Bond Debenture Portfolio
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Oppenheimer Capital Appreciation Portfolio
Subadviser: OppenheimerFunds, Inc.
Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO Total Return Portfolio
Subadviser: PIMCO
Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

METROPOLITAN SERIES FUND, INC. (Class A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the contract:

MFS((R)) Total Return Portfolio
Subadviser: MFS(R) Investment Management
Investment Objective: The MFS(R)Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

State Street Research Bond Income Portfolio
Subadviser: State Street Research & Management Company
Investment Objective: The State Street Research Bond Income Portfolio seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Money Market Portfolio
Subadviser: State Street Research & Management Company
Investment Objective: The State Street Research Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

MFS((R)) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS((R)) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS((R)) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS((R)) Investors Trust Series
Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS(R) New Discovery Series
Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.



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VAN KAMPEN LIFE INVESTMENT TRUST (CLASS 1)

Van Kampen Life Investment Trust is an open-end management investment company which offers shares in several separate portfolios. Van Kampen Asset Management is the investment adviser to each portfolio. The following Class 1 portfolios are available under the contract:

Van Kampen Life Investment Trust Emerging Growth Portfolio
Investment Objective: The portfolio seeks capital appreciation.

Van Kampen Life Investment Trust Enterprise Portfolio
Investment Objective: The portfolio seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.